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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [ ] Amendment Number : __________

This Amendment (Check only one): [ ] [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 100 Crescent Court, Suite 880
         Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert H. Alpert
Title: President of RHA, Inc., general partner of
       Atlas Capital Management, L.P.
Phone: (214) 999-6082

Signature, Place and Date of Signing:


    /s/ Robert H. Alpert             Dallas, Texas           November 14, 2008
-----------------------------   -----------------------   ----------------------
       (Signature)                   (City, State)                (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:              30
Form 13F Information Table Value Total:          90,709
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form File No.   Manager Name
---   -------------   ------------
 1       28-11608     Treaty Oak Capital Management L.P.

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
        Column 1                Column 2    Column 3  Column 4        Column 5         Column 6   Column 7          Column 8
----------------------------  -----------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                                Voting Authority
                                Title of              Value (x   Shrs or   SH/  Put/  Investment    Other   -----------------------
       Name of Issuer            Class      CUSIP      $1,000)   prn amt   PRN  Call  Discretion  Managers    Sole     Shared  None
----------------------------  -----------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Affiliated Computer Services  CL A         008190100     9,125    180,227   SH              SOLE              180,227       0     0
Alesco Financial Inc.         NOTE 7.625%
                              5/1          014485AB2     3,406  6,550,000  PRN              SOLE            6,550,000       0     0
American Oriental Bioeng Inc  COM          028731107     3,144    484,414   SH              SOLE              484,414       0     0
AspenBio Pharma Inc.          COM          045346103     1,058    169,597   SH              SOLE              169,597       0     0
Berkshire Hathaway Inc. Del   CL B         084670207    12,666      2,882   SH              SOLE                2,882       0     0
BOK Financial Corp.           COM NEW      05561Q201       581     12,000   SH              SOLE               12,000       0     0
Chesapeake Energy Corp        COM          165167107       337      9,407   SH             OTHER         1          0   9,407     0
China Information Sec Tech I  COM          16944F101     1,053    224,056   SH              SOLE              224,056       0     0
China Sec & Surv Tech Inc.    COM          16942J105     3,958    285,170   SH              SOLE              285,170       0     0
China Transinfo Technlgy Cor  COM          169453107     1,127    250,378   SH              SOLE              250,378       0     0
Devon Energy Corp New         COM          25179M103       423      4,643   SH             OTHER         1          0   4,643     0
Dr Pepper Snapple Group Inc   COM          26138E109     1,192     45,000   SH              SOLE               45,000       0     0
Echostar Corp                 CL A         278768106     3,495    145,000   SH              SOLE              145,000       0     0
Encore Acquisition Co.        COM          29255W100       229      5,470   SH             OTHER         1          0   5,470     0
EXCO Resources, Inc.          COM          269279402     8,979    550,165   SH              SOLE              550,165       0     0
Fairfax Finl Hldgs Ltd.       SUB VTG      303901102     7,377     22,457   SH              SOLE               22,457       0     0
Frontier Oil Corp.            COM          35914P105     1,120     60,829   SH             OTHER         1     60,000     829     0
Goldman Sachs Group Inc.      COM          38141G104     8,448     66,000   SH              SOLE               66,000       0     0
Greenlight Capital Re Ltd     CLASS A      G4095J109       322     14,000   SH              SOLE               14,000       0     0
Heckmann Corp                 W EXP
                              11/09/201    422680116     1,280    595,159   SH              SOLE              595,159       0     0
Learning Tree Intl Inc.       COM          522015106     1,465    117,644   SH              SOLE              117,644       0     0
NASDAQ OMX Group Inc.         COM          631103108     1,834     60,000   SH              SOLE               60,000       0     0
Newfield Exploration Co.      COM          651290108       202      6,318   SH             OTHER         1          0   6,318     0
Noble Corporation             SHS          G65422100       284      6,470   SH             OTHER         1          0   6,470     0
Penn Treaty Amern Corp.       COM NEW      707874400     1,888  1,275,444   SH              SOLE            1,275,444       0     0
Perficient Inc.               COM          71375U101     4,663    702,198   SH              SOLE              702,198       0     0
Star Bulk Carriers Corp.      COM          Y8162K105     2,509    358,372   SH              SOLE              358,372       0     0
Transocean Inc. New           SHS          G90073100       307      2,798   SH             OTHER         1          0   2,798     0
XTO Energy Inc.               COM          98385X106       219      4,714   SH             OTHER         1          0   4,714     0
Zhongpin Inc.                 COM          98952K107     8,019    754,389   SH              SOLE              754,389       0     0